Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related party transactions and balances
Related party transactions and balances

22. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	a shareholder of the Company with the right to appoint one director of the Company
JD.com Investment Limited (“JD”)	a shareholder with one board director of the Company
Hopeful Tourism Limited (“Caissa”, a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	a shareholder with one board director of the Company (before February 29, 2024)
HNA Tourism and HNA Trust	a shareholder with two board directors of the Company
Beijing Hengxin International Travel Agency Co., Ltd. (“Hengxin”)	an associate of the Company (from June 2022 after the disposal of Hengxin)
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder
Guangxi Yijianyou Tourism Operation Co., Ltd. (“Yijianyou”)	an associate of the Company

a)	Transactions with related parties:

Trip.com

Trip.com purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Company’s initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15 million through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20 million through a private placement transaction in May 2015.

22. Related party transactions and balances - continued

a)	Transactions with related parties (continued):

The Group sells packaged tours through Trip.com’s online platform and the commission fees to Trip.com were insignificant. The Group purchased travel products from Trip.com’s online platform, which were insignificant. Revenues from Trip.com consist of commission fees for the booking of hotel rooms and air tickets through the Group’s online platform, amounted of RMB45.9,nil and RMB111.3 for the years ended December 31, 2022, 2023 and 2024, respectively.

JD

On May 8, 2015, the Company issued 65,625,000 Class A ordinary shares to Fabulous Jade Global Limited, a subsidiary of JD, for cash consideration of RMB1,528.2 million and RMB660.2 million representing the fair value of business resource contributed by JD.

On November 20, 2020, JD completed transfer of all its equity interest in the Group to Caissa. Subsequently on February 9, 2021, Caissa assigned a director to the Company’s board of directors to replace the director previously assigned by JD and since then, JD was no longer a related party of the Group. In December 2023, JD.com E-commerce (Investment) Hong Kong Corporation Limited, JD, Caissa, Caissa Sega Tourism Culture Development Group Co., Ltd. and Fabulous Jade Global Limited entered into a termination agreement, pursuant to which the parties agreed to terminate the share purchase agreement and agreed for the 78,061,780 Class A ordinary shares then beneficially owned by Caissa and Fabulous Jade Global Limited to be returned and transferred to JD. Subsequently on February 29, 2024, JD assigned a director to the Company’s board of directors to replace the director previously assigned by Caissa and since then, JD became a related party of the Group.

During the year ended December 31, 2024, the Group paid JD a commission of RMB38.5 for selling products on the JD platform, revenues from JD consist of RMB1,164.4 for providing business travel services and RMB151.0 for team-building services.

Caissa

On November 20, 2020, pursuant to a share purchase agreement and certain amendments, Caissa completed the purchase of all Class A ordinary shares of the Company from JD and became a related party of the Group. Subsequently on February 9, 2021, Caissa assigned a director to the Company’s board of directors to replace the director previously assigned by JD. In December 2023, JD.com E-commerce (Investment) Hong Kong Corporation Limited, JD, Caissa, Caissa Sega Tourism Culture Development Group Co., Ltd. and Fabulous Jade Global Limited entered into a termination agreement, pursuant to which the parties agreed to terminate the share purchase agreement and agreed for the 78,061,780 Class A ordinary shares then beneficially owned by Caissa and Fabulous Jade Global Limited to be returned and transferred to JD. Subsequently on February 29, 2024, JD assigned a director to the Company’s board of directors to replace the director previously assigned by Caissa and since then, Caissa was no longer a related party of the Group.

The Group sold packaged tours through Caissa’s platform and the commission fees to Caissa were insignificant.

During the year ended December 31, 2023, the Group received cash of RMB332.4 and 311,075 shares of Caissa Tosun Development Co., Ltd. (listed on the Shenzhen Stock Exchange) with value of RMB1,235.0 as part of the settlement of the Caissa debts, of which CECL allowance was fully provided in the prior years. Accordingly, a reversal of CECL allowance at the amount of RMB1,567.4 was credited to the consolidated statements of comprehensive loss in 2023.

HNA Tourism and HNA Trust

On January 21, 2016, the Company issued 90,909,091 Class A ordinary shares to HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”) for total consideration of RMB3,279 million. Before restructuring of HNA Group, certain affiliates of HNA Tourism agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules. The Group purchased RMB112.8 million and RMB35.9 million air tickets from affiliates of HNA Tourism for the year ended December 31, 2021 and 2022, respectively. The Group also sold travelling products through an affiliate of HNA Tourism’s distribution channels and the revenues were insignificant for the years ended December 31, 2021 and 2022. After the restructuring of HNA Group, these affiliates of HNA Tourism were no longer the Group’s related parties.

Before 2021, the Group provided financing to certain affiliates of HNA Tourism (the “HNA Affiliates”) with total principal amount of RMB540 million and full allowance for CECL was provided for receivables due from HNA Affiliates (“HNA debts”).

22. Related party transactions and balances - continued

a)	Transactions with related parties (continued):

In January 2021, HNA Group received a formal bankruptcy and restructuring notice from the Hainan Province High People’s Court (the “Court”) following creditors’ action against HNA Group due to its failure to pay overdue debts. In October 2021, debt restructuring plans of HNA Group and its affiliates were approved by the creditors and the Court, pursuant to which HNA Group and its affiliates would settle their debts owed to the creditors by various means, including cash, shares of Hainan Airlines Holding Co., Ltd., (“HNA Airlines”), a company listed in Chinese A share market, and units in a trust (“HNA Trust”) comprising assets/liabilities of HNA Group and certain of its affiliates, etc. In December 2021, the Group received cash of RMB0.3 million and 531,591 shares of HNA Airlines with value of RMB1 million as part of the settlement of the HNA debts, of which CECL allowance was fully provided in the prior years. Accordingly, a reversal of CECL allowance at the amount of RMB1.3 million was credited to the consolidated statements of comprehensive loss in 2021.

For the year ended December 31, 2022, the Group received additional cash of RMB150 and 2,398 shares of HNA Airlines with value of RMB3.9 as part of the settlement of the HNA debts, of which CECL allowance was fully provided in the prior years. Accordingly, a reversal of CECL allowance at the amount of RMB153.9 was credited to the consolidated statements of comprehensive loss in 2022. In April 2022, as confirmed by the Court, the restructuring plan has been fully implemented and HNA Trust was officially established. In May 2022, the Company received and registered 632,992,650 trust units (representing 0.09% of unit interests of HNA trust) with the value of RMB13.3 million, as the settlement of remaining HNA debts. The Group recognized the trust units as equity investment without readily determinable fair value and derecognized all the remaining HNA debts which was fully provided (refer to Note 6 for details of accounting treatment of the trust units), meanwhile a corresponding reversal of CECL allowance with the amount of RMB13.3 million was credited to the consolidated statements of comprehensive loss for the year ended December 31, 2022.

For the years ended December 31, 2023 and 2024, the Group received cash of RMB211.8 and RMB211.3 from HNA Trust with the equivalent trust units deregistered according to the trust agreement.

Hengxin

The Group purchased travel products from Hengxin’s online platform, amounted to RMB2,729.3 and RMB7,888.6 for the years ended December 31,2023 and 2024, respectively.

Yijianyou

The Group purchased travel products from Yijianyou, amounted to nil and RMB890.5 for the years ended December 31, 2023 and 2024, respectively. Revenues from Yijianyou consist of commission fees for promoting travel products by live streaming, amounted to RMB28.0 and RMB352.3 for the years ended December 31, 2023, and 2024, respectively.

22. Related party transactions and balances - continued

a)Transactions with related parties (continued):

Fullshare

The Group purchased travel products from Fullshare, amounted to nil, nil and RMB8,515.0 for the years ended December 31,2022, 2023 and 2024, respectively.

b)	Balances with related parties:

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	8,697	570	78
Amounts due from JD	—	182	25
Amounts due from Caissa	818	—	—
Total	9,515	752	103

Current:
Amounts due to Trip.com	5,216	1,891	259
Amounts due to Hengxin	371	348	48
Amounts due to Yijianyou	—	882	121
Amounts due to Caissa	818	—	—
Total	6,405	3,121	428